Property, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2023
Property, plant and equipment.
Schedule of property, plant and equipment

							Total
							(excluding
	Towers		Land	Furniture		Capital	Right of
	and tower	Fiber	and	and office	Motor	work in	use	Right of
	equipment	assets	buildings	equipment	vehicles	progress	asset)	use assets
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2022	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504
Additions during the year ***	(20,994)	70,905	1,489	7,453	6,961	350,512	416,326	100,832
Additions through business combinations (note 27) ****	266,110	—	885	—	—	—	266,995	477,981
Reclassification	176,625	10,991	1,992	4,231	—	(193,839)	—	—
Transfer from advance payments	100,578	16,412	6,754	33	—	2,008	125,785	—
Disposals*	(239,350)	—	—	(459)	(1,286)	—	(241,095)	(17,755)
Effects of movement in exchange rates	(150,930)	15,184	(3,802)	(1,148)	(1,856)	(17,876)	(160,428)	(46,917)
At December 31, 2022	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,164,645

At January 1, 2023	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,164,645
Additions during the period ***	8,402	8,764	20	363	221	96,587	114,357	23,076
Reclassification	38,836	21,944	2,055	(3,069)	—	(59,766)	—	—
Transfer from advance payments	12,774	15	720	—	—	1,538	15,047	—
Disposals*	(1,540)	—	—	(1,113)	(662)	—	(3,315)	(4,724)
Effects of movement in exchange rates	(13,409)	9,281	(24)	(265)	(279)	760	(3,936)	2,750
At March 31, 2023	3,006,630	404,186	66,357	28,224	26,557	326,277	3,858,231	1,185,747

Accumulated depreciation and impairment
At January 1, 2022	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853
Charge for the year**	268,999	54,152	315	5,800	4,610	—	333,876	88,961
Impairment	34,702	201	—	—	—	—	34,903	3,151
Disposals*	(234,117)	—	—	(301)	(1,272)	—	(235,690)	(13,237)
Effects of movement in exchange rates	(83,573)	(675)	(119)	(1,219)	(1,100)	—	(86,686)	(8,076)
At December 31, 2022	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,652

At January 1, 2023	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,652
Charge for the period**	65,573	14,971	74	807	1,099	—	82,524	23,973
Impairment	4,001	—	—	60	—	—	4,061	85
Disposals*	(1,302)	—	—	(1,108)	(662)	—	(3,072)	(3,870)
Effects of movement in exchange rates	(5,142)	2,689	(18)	(73)	(195)	—	(2,739)	286
At March 31, 2023	1,624,456	76,692	1,889	21,123	17,251	—	1,741,411	221,126

Net book value
At December 31, 2022	1,400,241	305,150	61,753	10,871	10,268	287,158	2,075,441	963,993
At March 31, 2023	1,382,174	327,494	64,468	7,101	9,306	326,277	2,116,820	964,621
*	The disposals value of right of use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.
**

The charge for the period does not agree to the charge in the condensed consolidated statement of income and other comprehensive income due to the indirect taxes benefit of $0.1 million in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.

*** Includes net movements in assets relating to the decommissioning and site restoration provision.

****Includes subsequent asset acquisitions on business combination transactions.